Employee Benefit Plan, Statement of Change in Net Asset Available for Benefit (Statement) - EBP 002 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Gain (Loss) on Investment	$ 118,381	$ 98,181
EBP, Change in Net Asset Available for Benefit, Increase from Interest and Dividend Income on Investment	6,550	6,253
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Income (Loss) on Investment	124,931	104,434
EBP, Change in Net Asset Available for Benefit, Increase from Interest Income on Note Receivable from Participant	666	625
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Excluding Rollover	30,322	28,775
EBP, Change in Net Asset Available for Benefit, Increase from Employer Contribution, Cash	17,038	16,170
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Rollover	5,946	7,285
EBP, Change in Net Asset Available for Benefit, Increase from Contribution	53,306	52,230
EBP, Change in Net Asset Available for Benefit, Increase	178,903	157,289
EBP, Change in Net Asset Available for Benefit, Decrease from Payment to Participant	79,513	82,900
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	297	299
EBP, Change in Net Asset Available for Benefit, Decrease	79,810	83,199
EBP, Change in Net Asset Available for Benefit, Increase (Decrease)	99,093	74,090
EBP, Net Asset Available for Benefit	$ 963,936	$ 864,843	$ 790,753